Debt and Warrant Liabilities - Seaport purchase order loan (Details) - Seaport Group SIBS, LLC	9 Months Ended
	Sep. 30, 2024 USD ($)	Jun. 27, 2024 USD ($) item
Debt and Warrant Liabilities
Number of purchase order | item		2
Purchase order	$ 1,777,400	$ 3,410,023
Amount of invoice sold	364,780
Cash received from invoices sold	350,000
Cash received on invoices to be billed	1,955,140
Aggregate balance on invoices to be billed	$ 1,955,140